Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (6,014,330)	$ (4,271,294)	$ (5,044,014)
Add items not involving cash:
Depreciation	4,155	5,780	6,975
Stock-based compensation	115,800	826,307	131,714
Change in fair value of warrants	0	0	(3,633)
Changes in non-cash working capital balances
Sales taxes recoverable	17,518	(40,244)	3,293
Prepaid expenses and deposits	(53,171)	(42,842)	(142,031)
Accounts payable and accrued liabilities	544,286	(21,893)	686,266
Net cash used in operating activities	(5,385,742)	(3,544,186)	(4,361,430)
Investing activities
Guaranteed Investment Certificate	1,450,000	(1,450,000)	1,500,000
Purchase of equipment	0	0	(2,192)
Net cash provided by (used for) investing activities	1,450,000	(1,450,000)	1,497,808
Financing activities
Gross proceeds on issuance of common shares	4,320,497	4,848,524	2,645,259
Proceeds on issuance of shares on exercise of warrants	371,551	244,997	0
Finder's fee	(319,965)	(214,374)	(140,960)
Net cash provided by financing activities	4,372,083	4,879,147	2,504,299
Decrease in cash and cash equivalents during the year	436,341	(115,039)	(359,323)
Cash and cash equivalents, beginning of the year	60,752	175,791	535,114
Cash and cash equivalents, end of the year	$ 497,093	$ 60,752	$ 175,791